Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Advances from Federal Home Loan Banks, Total	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	167,600	106,300
Additional Advances from Federal Home Loan Banks	$ 73,000	$ 77,900